LEASE COMMITMENTS (Details 2) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2020	$ 246,339	$ 59,291
Total operating lease liability	$ 1,161,710	$ 82,999
Canfield [Member]
2020			$ 20,628
Less: Imputed interest/present value discount			(1,910)
Total operating lease liability			$ 18,718